Income taxes (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Abstract]
U.S. federal and state deferred tax assets	$ 1,770,404			$ 2,536,430		$ 1,770,404	$ 1,053,237
Valuation allowance	371,785	$ 532,650		532,650		371,785	221,180
Changes in valuation allowance				$ 160,865		$ 150,605	$ 150,605
Effective tax rate		69.30%	26.60%	69.80%	33.70%	27.80%	67.40%
Statutory tax rate				21.00%
Prepaid income taxes		$ 192,613		$ 192,613